Derivative Financial Instruments (Fair Value Of The Company's Derivative Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Assets	$ 7.2
S&P 500 Index Options [Member] | Fixed Maturity Securities-Available-For-Sale [Member]
Derivative Assets	7.2	13.3
Index-Based Interest Guarantees [Member] | Other Policyholder Funds [Member]
Derivative Liabilities	$ 49.5	$ 48.5